COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Gain Contingencies [Line Items]
2016	$ 548
2017	539
2018	246
2019	46
Operating Leases, Future Minimum Payments Due	$ 1,379